Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Accrued Expenses and Other Liabilities
Accrued expenses and oth
e
r liabilities include the amounts set forth below:

	As of March 31,
	2019	2020	2020
	(In millions)
Bills payable	Rs. 70,404.0	Rs. 75,837.2	US$	1,005.9
Remittances in transit	41,721.1	35,507.3		471.0
Accrued expenses	57,816.9	54,898.3		728.2
Accounts payable	88,212.9	103,386.2		1,371.4
Derivatives (refer to note 24)	128,449.0	184,783.0		2,451.0
Lease liabilities	—	65,615.1		870.3
Others	80,834.7	91,300.1		1,211.0

Total	Rs.467,438.6	Rs.611,327.2	US$	8,108.8